Janus Henderson Adaptive Risk Managed U.S. Equity Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
S&P 500® Minimum Volatility IndexTR (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.94%	9.65%	10.87%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.29%	9.03%	9.32%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	21.49%	9.62%	9.26%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.25%	10.17%	9.84%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.38%	7.56%	7.82%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.61%	7.37%	7.47%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.69%	10.59%	10.26%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.82%	10.70%	10.37%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.58%	10.46%	10.11%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.